General	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting high performance networking and data infrastructure solutions for a broad range of servers, server based systems and communications devices.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") since February 1994. Since January 2, 2014 the Company's shares have been traded on the NASDAQ Global Select Market (prior thereto they were traded on the NASDAQ Global Market).  The Company's shares were traded in Israel on the Tel Aviv Stock Exchange ("TASE") from December 2005 through January 26, 2016, after which, on January 28, 2016, the Company delisted from trading on the TASE.

Silicom markets its products primarily directly, through Original Equipment Manufacturers ("OEMs") which sell the Company's connectivity products under their own private labels or incorporate the Company's products into their products.

In these financial statements the terms "Company" or "Silicom" refer to Silicom Ltd. and its wholly owned subsidiaries, Silicom Connectivity Solutions, Inc. (hereinafter - "Silicom Inc.") and Silicom Denmark A/S (Fiberblaze A/S)(hereinafter – "Silicom Denmark"), whereas the term "subsidiaries" refers to Silicom Inc. and Silicom Denmark.